IMPAIRMENTS AND IMPAIRMENT REVERSALS - Mineral Property Impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ (191.0)	$ 0.0
Impairment loss	(191.0)	$ 0.0
El Peñón [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(560.0)
Impairment loss	(560.0)
Cerro Moro [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	369.0
Impairment loss	$ 369.0